SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Current Portion of Long-term debt	$ (120,284)
Balance at end of period	338,803
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt, Gross	$ 469,087